Bank Loans (Details) - Schedule of outstanding balance of short-term bank loans - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Loan from bank	$ 4,597,701	$ 1,580,018
Loan from Bank of Communication [Member]
Short-term Debt [Line Items]
Loan from bank	1,532,567	1,149,095
Loan from Bank of China [Member]
Short-term Debt [Line Items]
Loan from bank	766,284	430,923
Loan From Guangfa Bank [Member]
Short-term Debt [Line Items]
Loan from bank	$ 2,298,850